Cover	Apr. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 20, 2023
Entity File Number	000-54933
Entity Registrant Name	IMMUNE THERAPEUTICS, INC.
Entity Central Index Key	0001559356
Entity Tax Identification Number	59-3226705
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	2431 Aloma Ave.
Entity Address, Address Line Two	Suite 124
Entity Address, City or Town	Winter Park
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32792
City Area Code	888
Local Phone Number	391-9355
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false